Financial Risk Factors and Risk Management - Interest Rate Benchmark Reform and Cash Flow Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Factors and Risk Management
Maximum derivative financial instruments hedge horizon and maturity	12 months
The timeframe of occurrence of hedged forecasted transactions and recognition in profit or loss	12 months
Non-derivative financial debt investments	€ 3,695	€ 1,122